IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Income Trust
INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO summary PROSPECTUS and prospectus DATED march 31, 2014
Effective November 3, 2014, Federated Income Trust will change its name to “Federated Government Income Trust.” Accordingly, any and all references to “Federated Income Trust” should be deleted and replaced with “Federated Government Income Trust.”
1. Under the heading entitled “What are the Fund's Main Investment Strategies?,” please delete the last paragraph and replace it with the following:
“Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments.”
2. Under the heading entitled “What are the Fund's Investment Strategies?,” please delete the last paragraph and replace it with the following:
“Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments.”
August 18, 2014
Federated Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452295 (8/14)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Income Trust
INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED march 31, 2014
Effective November 3, 2014, Federated Income Trust will change its name to “Federated Government Income Trust.” Accordingly, any and all references to “Federated Income Trust” should be deleted and replaced with “Federated Government Income Trust.”
1. Under the sub-heading entitled “Investment Strategies,” please delete the last paragraph and replace it with the following:
“Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments.”
2. Under the heading entitled “Investment Objective and Investment Limitations,” please delete the non-fundamental names rule policy and replace it with the following:
“Because the Fund refers to U.S. Government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government investments.”
August 18, 2014

Federated Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452294 (8/14)